NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS	NATURE OF BUSINESS
Organization
Pear Therapeutics, Inc. and subsidiaries (the "Company" or "Pear"), is a leader in prescription digital therapeutics, or PDTs. The Company’s PDTs treat diseases with clinically validated software.
On December 3, 2021, (the “Closing Date”), Thimble Point Acquisition Corp. (“THMA”) consummated the previously announced merger pursuant to the Business Combination Agreement, dated June 21, 2021, by and among THMA, Pear Therapeutics, Inc. (now Pear Therapeutics (US), Inc.) and Oz Merger Sub, Inc., pursuant to which Oz Merger Sub, Inc. merged with and into Pear Therapeutics (US), Inc., with Pear Therapeutics (US), Inc. becoming our wholly owned subsidiary (the “Business Combination”). Upon the closing of the Business Combination, THMA changed its name to Pear Therapeutics, Inc. and Pear Therapeutics, Inc. changed its name to Pear Therapeutics (US), Inc.
In connection with the Business Combination, THMA completed the sale and issuance of 10,280,000 shares of Class A common stock in a fully committed common stock private placement at a purchase price of $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $102,800 (“PIPE Investment”), and a Forward Purchase Agreement Assignment, dated as of December 2, 2021, by and among THMA, the Anchor Investor, and a Pipe Investor (the “Forward Purchase Assignment”); which closed simultaneously with the consummation of the Business Combination. Upon the closing of the Business Combination, the PIPE Shares were automatically converted into shares of the Company's Class A common stock on a one-for-one basis. In addition, all of the remaining outstanding THMA Class A common shares were separated, pursuant to their terms, into one share of Class A common stock (which totaled 832,899 shares Class A common stock, “Public Shares”) and one-third (1/3) of one redeemable warrant (and THMA’s units ceased trading on the Nasdaq). Further, LP SPAC 1 LLC (the “Anchor Investor”) purchased 6,387,026 shares of Class A common stock at a purchase price of $10.00 per share in connection with the Forward Purchase Agreement, dated as of February 1, 2021, by and between THMA and the Anchor Investor (the “Forward Purchase Agreement”), as amended from time to time, including by the Amendment to Forward Purchase Agreement dated as of June 21, 2021 and the Second Amendment to Forward Purchase Agreement dated as of November 14, 2021 (the “Amended Forward Purchase Agreement”) entered into with THMA on February 1, 2021 (“THMA Sponsor Shares”). Gross proceeds from the Merger totaled approximately $175,001 which included funds held in THMA’s trust account (after giving effect to redemptions). Transaction costs totaled approximately $32,779.
Unless otherwise indicated or the context otherwise requires, references in this prospectus to the “Company”, “our”, and “Pear” refer to the consolidated operations of Pear Therapeutics, Inc. and its subsidiaries. References to THMA refer to the company prior to the consummation of the Business Combination and references to “Legacy Pear” refer to Pear Therapeutics, Inc. (now Pear Therapeutics (US), Inc.) prior to the consummation of the Business Combination.
Legacy Pear was deemed the accounting acquirer in the Business Combination. This determination was primarily based on Legacy Pear’s stockholders prior to the Business Combination having a majority of the voting power in the combined company, Legacy Pear having the ability to appoint a majority of the Board of Directors of the combined company, Legacy Pear’s existing management comprising the senior management of the combined company, Legacy Pear comprising the ongoing operations of the combined company, Legacy Pear being the larger entity based on historical revenues and business operations, and the combined company assuming Legacy Pear’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Pear issuing stock for the net assets of THMA, accompanied by a recapitalization. Under this method of accounting, THMA who was the legal acquirer, is treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Pear issuing stock for the net assets of THMA, accompanied by a recapitalization. The net assets of THMA are stated at historical cost, with no goodwill or other intangible assets recorded. The equity structure has been restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s Class A common stock, $0.0001 par value per share, issued to Legacy Pear stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Pear’s Convertible Preferred Stock (“Legacy Convertible
Preferred Stock”) and Legacy Pear common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of approximately 1.47 established in the Business Combination. Legacy Pear’s convertible preferred stock previously classified as mezzanine was retroactively adjusted, converted into Class A common stock, and reclassified to permanent as a result of the reverse recapitalization. See Note 3 for more information.
THMA, now Pear Therapeutics, Inc., a Delaware corporation was incorporated on December 1, 2020. Pear Therapeutics (US), Inc., previously known as Pear Therapeutics, Inc. (“Legacy Pear”), is a Delaware corporation incorporated on August 14, 2013. The Company is headquartered in Boston, Massachusetts.
Going Concern
The Company is subject to a number of risks and uncertainties common to early-stage technology-based companies, including, but not limited to, rapid technological changes, protection of its proprietary technology and intellectual property, commercialization of existing and new products, development by competitors of competing products, dependence on key personnel, compliance with government regulations, including compliance with the US. Food and Drug Administration, or FDA, and the ability to secure additional capital to fund operations.
The Company obtained FDA marketing authorization for its three products, reSET® (2017), reSET-O® (2018), and Somryst® (2020). In October 2019, after terminating our agreement with Sandoz Inc., our then collaboration partner, we began the direct commercialization of reSET® and reSET-O®.
The Company has incurred recurring losses since inception and anticipates net losses and negative operating cash flows for the near future and may be unable to remain in compliance with certain financial covenants required under its credit facility. For the year ended December 31, 2021, the Company had a net loss of $65,142 and as of December 31, 2021 had an accumulated deficit of $247,983. As of December 31, 2021, the Company had $174,571 of cash and cash equivalents and short-term investments. While the Company has recorded revenue, revenues have been insufficient to fund operations. Accordingly, the Company has funded its operations to date through a combination of proceeds raised from equity and debt issuances, including the Business Combination. The Company’s operating costs include the cost of developing and commercializing products as well as providing research services. As a consequence, the Company will need to raise additional equity and debt financing that may not be available, if at all, at terms acceptable to the Company to fund future operations. As a result, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, prospects, financial condition and operating results. Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. Because of these uncertainties, the accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Due to the substantial doubt about the Company’s ability to continue operating as a going concern for twelve months from the issuance date of these financial statements and the material adverse change clause in the loan agreement with its lender, the amounts due as of December 31, 2021, have been classified as current in the consolidated balance sheet. The lender has not invoked the material adverse change clause as of the date of issuance of these financial statements. The accompanying consolidated financial statements do not reflect any other adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. The Company is subject to various covenants related to the Perceptive Credit Facility entered into on June 30, 2020 (Note 7) and given the substantial doubt about the Company’s ability to continue as a going concern, there is a risk that it may not meet its covenants in the future.
COVID-19 Related Significant Risks and Uncertainties
There continues to be uncertainties regarding the pandemic of the novel coronavirus, or COVID-19. The pandemic has significantly impacted the economic conditions in the US, as federal, state and local governments react to the public health crisis, creating significant uncertainties in the US economy. The downstream impact of various lockdown orders and related economic pullback affect our business and our customers to varying degrees. the Company is closely monitoring the impact of COVID-19 on all aspects of its business, including how it will impact its customers, patients, employees, suppliers, vendors, and business partners. The Company is unable to predict the specific impact that COVID-19 may have on its business, financial position, and operations moving forward due to the numerous uncertainties. Any estimates made herein may change as new events occur and additional information is obtained, and actual results could differ materially from any estimates made herein under different assumptions or conditions. The Company will continue to assess the evolving impact of COVID-19. In response to the COVID-19 pandemic, Congress passed the Coronavirus Aid, Relief and Economic Security Act of 2020, or the CARES Act, which was signed into law on March 27, 2020. The CARES Act provides for deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due by December 31, 2021, and the remaining 50% due by December 31, 2022. During the year ended December 31, 2020, the Company deferred payments of $854 of social security taxes, of which $427 is included in accrued expenses and other liabilities and the remaining $427 is included in other long-term liabilities. The company paid $427 during the year ended December 31, 2021, and had $427 included in accrued expenses and other liabilities within the consolidated balance sheet as of December 31, 2021.